Subsequent Events (Details Narrative) (10K)					1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2017 shares	Mar. 31, 2017 USD ($) shares	Mar. 08, 2017 USD ($) $ / shares shares	Feb. 01, 2017 USD ($)	May 04, 2017 USD ($) shares	Feb. 17, 2017 USD ($) a	Feb. 16, 2017 USD ($) shares	Jun. 22, 2016 USD ($) shares	Mar. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Issuance of common stock, shares | shares	192,308							666,667	192,308
Issuance of common stock								$ 2,000,000	$ 58,500	$ 3,016,238
Common stock shares issued as consideration for acquisition | shares									260,000
Common stock value issued as consideration for acquisition									$ 371,420
Vesting period									5 years
Subsequent Event [Member]
Issuance of common stock, shares | shares		192,307			85,594
Issuance of common stock		$ 750,000			$ 333,815
Sale of stock				$ 6,900,000
Subsequent Event [Member] | Commercial Sublease Agreement [Member]
Area of land | a						5,000
Sublease amount per month						$ 5,000
Warrant [Member]
Issuance of common stock, shares | shares								666,667		266,667
Warrant [Member] | Subsequent Event [Member]
Issuance of common stock, shares | shares		192,307			256,781		55,834
Issuance of common stock							$ 217,750
MotherLode Craft Distillery [Member] | Subsequent Event [Member]
Common stock shares issued as consideration for acquisition | shares			86,667
Common stock value issued as consideration for acquisition			$ 377,000
Closing share price of common stock | $ / shares			$ 4.35
Vesting period			5 years